Financial instruments and risk management - Commodity price sensitivity and hedging (Details)	Dec. 31, 2021 R / kg $ / oz oz	Mar. 24, 2021 oz $ / oz	Jul. 06, 2020 kg	Jul. 06, 2020 oz	Jul. 06, 2020 ZAR (R)	Mar. 09, 2020 kg R / kg	Jan. 17, 2020 oz $ / oz	Oct. 21, 2019 R / oz	Apr. 11, 2019 kg	Apr. 11, 2019 oz	Apr. 11, 2019 $ / oz
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce)			1,623.1	52,185.2					3,294	105,906
Average price (in ZAR/USD per kilogram/Ounce) | R / oz								17,371
Minimum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce)					27,700						1,200
Maximum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce)					33,386						1,323
Gold
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | kg						1,800
Gold | Minimum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | R / kg						800,000
Gold | Maximum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | R / kg						1,080,000
Palladium
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz		140,000					240,000
Palladium | Commodity price risk | Not later than one month
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz	10,000
Palladium | Commodity price risk | Later than one year and not later than two years
Foreign currency sensitivity analysis
Quantity of hedged instrument (in kg/ounce) | oz	140,000
Palladium | Minimum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz		1,800					1,500
Palladium | Minimum | Commodity price risk | Not later than one month
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | R / kg	1,500
Palladium | Minimum | Commodity price risk | Later than one year and not later than two years
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	1,800
Palladium | Maximum
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz		3,300					3,400
Palladium | Maximum | Commodity price risk | Not later than one month
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | R / kg	3,400
Palladium | Maximum | Commodity price risk | Later than one year and not later than two years
Foreign currency sensitivity analysis
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	3,300